Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - Provision for Doubtful Trade Receivable [member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of the fiscal year	$ 2,776	$ 1,323	$ 1,084
Modification of balance at beginning of the fiscal year		425
Balance at beginning of the fiscal year	2,776	1,748	1,084
Increases charged to expenses	3,891	444	222
Decreases charged to income	(707)	(91)	(194)
Amounts incurred due to utilization	(112)
Translation differences	847	607	92
Result from net monetary position	(103)	92
Other movements	(12)	(24)	119
Balance at end of period	$ 6,580	$ 2,776	$ 1,323